Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 123,722	$ 340,962	$ 4,952
Prepaid expenses	135,196	99,196
Total Current Assets	258,918	440,158	4,952
Investments held in Trust Account	56,950,088	117,806,478
Total Assets	57,209,006	118,246,636	4,952
Current Liabilities
Accrued expenses	273,522	140,370
Franchise tax payable	66,000	122,801
Income tax payable	380,468	243,070
Due to related party			8,511
Excise tax liability	631,696
Total Current Liabilities	1,351,686	506,241	8,511
Warrant liability	63,600	31,800
Deferred tax liability	128,162	78,955
Convertible promissory note - related party	870,000
Deferred underwriting fee payable	4,312,500	4,312,500
Total Liabilities	6,725,948	4,929,496	8,511
Commitments and Contingencies
Common stock subject to possible redemption	56,528,771	117,361,652
Stockholders’ Deficit
Common stock value	340	340
Additional paid-in capital
Accumulated deficit	(6,046,053)	(4,044,852)	(3,559)
Total Stockholders’ Deficit	(6,045,713)	(4,044,512)	(3,559)
Total Liabilities, Temporary Equity, and Stockholders’ Deficit	$ 57,209,006	$ 118,246,636	$ 4,952